Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ColdQuanta, Inc. dba Infleqtion [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3.7	$ 2.5